Credit Facility and Commercial Paper (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 18, 2015	Dec. 31, 2016		Feb. 20, 2017	Dec. 31, 2015	Dec. 23, 2015	Aug. 26, 2015	Feb. 02, 2015
Credit Facility and Commercial Paper [Line Items]
Commercial paper, outstanding		$ 93			$ 499
Northwest Pipeline LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity								$ 500
Maximum ratio of debt to capitalization	65.00%
Transcontinental Gas PipeLine Company, LLC [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity								500
Maximum ratio of debt to capitalization	65.00%
Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity		3,500	[1]					3,500
Credit facility, loans outstanding		0	[1]		1,310
Additional amount by which credit facility can be increased								500
Williams Partners L. P. [Member] | Subsequent Event [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, loans outstanding				$ 0
Williams Partners L. P. [Member] | Rate addition to federal funds effective rate [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate	0.50%
Williams Partners L. P. [Member] | Rate addition to London interbank offered rate (LIBOR) [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, basis spread on variable rate	1.00%
Williams Partners L. P. [Member] | Swingline Loan [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity								150
Williams Partners L. P. [Member] | Commercial Paper [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity								3,000
Commercial paper, outstanding		$ 93			$ 499
Commercial paper, weighted average interest rate		1.06%			0.92%
Commercial paper, maximum maturity		397 days
Williams Partners L. P. [Member] | Letter of Credit [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity								$ 1,125
Williams Partners L. P. [Member] | Letters Of Credit Under Certain Bilateral Bank Agreements [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, letters of credit outstanding		$ 1
Williams Partners L. P. [Member] | Short-term facility [Member]
Credit Facility and Commercial Paper [Line Items]
Credit facility, capacity						$ 150	$ 1,000
Dec 2015, Mar & Jun 2016 [Member] | Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.75
Sep & Dec 2016 [Member] | Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.50
Mar 2017 & Subsequent Quarters [Member] | Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA	5.00
Acquisition [Member] | Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Maximum ratio of debt to EBITDA after acquisition	5.5
Variable Interest Term Loan due 2018 [Member] | Williams Partners L. P. [Member]
Credit Facility and Commercial Paper [Line Items]
Debt Instrument, Face Amount						$ 850

[1]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.